RELATED PARTY TRANSACTIONS - Summary of Common Shares Outstanding and Percentage Control of the Company (Detail) - shares		9 Months Ended		12 Months Ended
		Sep. 30, 2020		Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Number of Shares		81,549,320		39,907,681
Percentage of ownership		100.00%		100.00%
Key management personnel of entity or parent [Member]
Disclosure of transactions between related parties [line items]
Number of Shares		115,721		60,168
Percentage of ownership		0.14%		0.15%
Key management personnel of entity or parent [Member] | David McNally [Member]
Disclosure of transactions between related parties [line items]
Number of Shares		4,167		4,167
Percentage of ownership		0.00%		0.01%
Key management personnel of entity or parent [Member] | Monique Delorme [Member]
Disclosure of transactions between related parties [line items]
Number of Shares		32,333	[1]
Percentage of ownership		0.04%	[1]
Key management personnel of entity or parent [Member] | Perry Genova [Member]
Disclosure of transactions between related parties [line items]
Number of Shares		514
Percentage of ownership		0.00%
Key management personnel of entity or parent [Member] | Stephen Randall [Member]
Disclosure of transactions between related parties [line items]
Number of Shares	[2]	22,993		22,993
Percentage of ownership	[2]	0.03%		0.06%
Key management personnel of entity or parent [Member] | John Barker [Member]
Disclosure of transactions between related parties [line items]
Number of Shares	[3]	45,714		32,714
Percentage of ownership	[3]	0.06%		0.08%
Key management personnel of entity or parent [Member] | Phillip McStotts [Member]
Disclosure of transactions between related parties [line items]
Number of Shares		10,000	[3]
Percentage of ownership		0.01%
Key management personnel of entity or parent [Member] | John Schellhorn [Member]
Disclosure of transactions between related parties [line items]
Number of Shares	[4]			294
Percentage of ownership	[4]

[1]	Monique Delorme was appointed Chief Financial Officer on October 1, 2020.
[2]	Stephen Randall retired as Chief Financial Officer on September 30, 2020. He remains on the board of directors.
[3]	John Barker and Phillip McStotts retired as directors effective September 30, 2020.
[4]	John Schellhorn retired as a director effective June 4, 2020.